Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%	4.80%
S&P Developed ex-U.S. SmallCap Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.39%	2.42%	5.25%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(2.88%)	2.91%	4.95%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.85%)	1.86%	4.02%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.19%)	2.24%	3.87%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.29%	3.36%	4.94%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	3.88%	5.30%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.29%	4.39%	5.83%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.45%	4.56%	5.95%

[1]
Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.